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NorthQuest Capital Fund

The Fund is a No-load Mutual Fund

Statistics for NorthQuest Capital Fund (Ticker Symbol: NQCFX) *

Average Annual Total Returns (as of 03/31/2013)

10 Year	5 Year	1 Year	Date	Daily Closing Price	Daily Change	Daily % Change	YTD Return
+ 3.50%	0.30%	+ 5.51%	04-23-13	$12.17	+ .08	+ .66%	+ 3.93%

Fund Investment Objective/Goal

The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.

Who Should Invest

The Fund is best suited for disciplined long-term investors who want to invest in a focused portfolio of companies that consists of a small number of stocks. The Fund's portfolio will benefit those investors who desire low portfolio turnover and tax efficiency.

Who Should Not Invest

This Fund is not recommended for: investors who are short-term oriented and not tolerant to the Fund's daily price fluctuations; investors seeking diversification and high turnover and investors looking for current income.

* This fund's prospectus should be read carefully before investing in this fund.

* The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investors share's, when redeemed, may be worth more or less than their original cost.

The Fund's shares are available in the following states; CA,FL,NJ,NY,PA,TX, and VA.

This site designed for U.S.residents. Non-U.S.residents are subject to country- specific restrictions.

NorthQuest Capital Fund

The Fund's Officers & Directors
Are Shareholders in The Fund

NorthQuest Capital Fund, Inc.
Top Ten Holdings and Asset Allocation
December 31, 2012

Top Ten Holdings* (% of Net Assets)		Asset Allocation (% of Net Assets)	
Fiserv Inc.	8.38%	Chemicals	10.55%
Parker Hannifin Corp.	7.94%	Diversified Industries	13.16%
Reliance Steel & Aluminum	5.80%	Electrical	5.17%
Donaldson Co.	5.57%	Financial	3.38%
Exxon Mobil Corporation	5.51%	Machinery Industries	5.57%
C.R. Bard Inc.	5.39%	Medical	10.74%
Stryker Corp.	5.34%	Metals	5.80%
United Technologies Corp.	5.22%	Mining	3.77%
Emerson Electric Co.	5.17%	Technology	10.82%
Chevron Corp.	5.05%	Transportation	1.11%
	59.37%	Other Assets less liabilities, Net	29.93%
			100.00%

* Portfolio holdings are subject to change and are not recommendations of individual stocks.

NorthQuest Capital Fund

The Fund is a No-load Mutual Fund

NorthQuest Capital Fund, Inc.
16 Rimwood Lane
Colts Neck, NJ 07722
1-800-698-5261

You will find more information about the NorthQuest Capital Fund, Inc. in the following documents:

Prospectus - A document with detailed information about the Fund.
Statement of Additional Information (SAI) - The Statement of Additional contains additional and more information about the Fund.
Annual and Semi-annual Reports - The Fund will issue to its shareholders semi-annual and audited annual reports. The Fund's fiscal year ends December 31st.
In addition, a discussion of the Fund strategies and market conditions that significantly affected the Fund's performance during its last fiscal year will be in the annual report.

THERE ARE TWO WAYS TO GET A COPY OF ONE OR MORE OF THE DOCUMENTS DESCRIBED ABOVE

1. Call or write for one, and a copy will be sent without charge within three business days of receipt of the request.

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports)from the Securities and Exchange Commission on their internet site at http://www.sec.gov or at their Public Refernece Room in Washington, D.C. Call the Securities and Exchange Commission at 1-800-SEC-0330 for room hours and operations. You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.
Please contact the Fund at the above address or by its toll free number if you wish to request other information and/or make shareholder inquiries.

NorthQuest Capital Fund

The Fund is Shareholder Friendly.

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Portfolio Manager ("PM")

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Portfolio Manager ("PM")

Peter J. Lencki has been actively managing the NorthQuest Capital Fund for the past eleven years. Prior to managing the Fund's investments, Mr. Lencki was the Senior Portfolio Manager for 5+ years, managing a private investment partnership, NorthPoint Capital, LLP. Mr. Lencki credentials: Bachelors of Arts degree in Political Science from Seton Hall University in New Jersey.

NorthQuest Capital Fund, Inc.
16 Rimwood Lane
Colts Neck, NJ 07722
1-800-698-5261

NorthQuest Capital Func

The Fund Invests in U.S. Common Stock Securities

NorthQuest Capital Fund, Inc.
16 Rimwood Lane
Colts Neck, NJ 07722
1-800-698-5261

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Portfolio Manager ("PM")

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